Standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Standards and interpretations not yet adopted
6.	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.
Amendments to IAS 1
– Classification of Liabilities as Current or
Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1
Presentation of Financial Statements
to specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

•	What is meant by a right to defer settlement.

•	That a right to defer must exist at the end of the reporting period.

•	That classification is unaffected by the likelihood that an entity will exercise its deferral right.
The amendments are effective for reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company does not expect that these amendments have a material impact on its consolidated financial statements.

Amendments to IFRS 3
– Reference to the Conceptual Framework
In May 2020, the IASB issued Amendments to IFRS 3
Business Combinations—Reference to the Conceptual Framework
. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.
The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37
Provisions, Contingent Liabilities and Contingent Assets
or IFRIC 21
Levies
, if incurred separately.
At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively. The Company does not expect that these amendments have a material impact on its consolidated financial statements.
Amendment to IAS 16
– Property, Plant and Equipment: Proceeds before Intended Use
In May 2020, the IASB issued
Property, Plant and Equipment — Proceeds before Intended Use
, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.
The amendment is not expected to has a material impact on the Company.
Amendments to IAS 37
– Onerous Contracts – Costs of Fulfilling a Contract
In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.
The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Company does not expect that these amendments have a material impact on its consolidated financial statements.
Amendments to IFRS 7, IFRS 4 and IFRS 16
– Interest rate benchmark reform – Phase 2
In August 2020, the IASB has issued amendments to IFRS 7
Financial Instruments: Disclosures,
IFRS 4 and IFRS 16 that address issues arising during the reform of benchmark interest rates including the replacement of one benchmark rate with an alternative one. Given the pervasive nature of InterBank Offered Rate (IBOR)-based contracts, the amendments could affect companies in all industries.

These amendments should be applied for annual periods beginning on or after January 1, 2021. Earlier application is permitted.
At this stage, the Company is in process to estimate the impact of these amendments on the consolidated financial statements. The Company will continue with the assessment of the standard throughout 2021.
Amendment to IFRS 9 –
Fees in the ’10 per cent’ test for derecognition of financial liabilities
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is effective for annual reporting periods beginning on or after 1 January 2022 with earlier adoption permitted. The Company will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The amendment is not expected to has a material impact on the Company.